(Impairments)/reversal of impairments (Details) R in Millions	12 Months Ended
	Dec. 31, 2021 ZAR (R) R / kg R / $ $ / oz	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)
Disclosure of impairment loss and reversal of impairment loss [line items]
Other reversal of impairment	R 0	R 2	R 0
Total (impairments)/reversal of impairments	R (5,148)	121	(86)
Gold spot price (in USD per ounce) | $ / oz	1,829
Driefontein
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	R 212
Weighted average gold price (in ZAR per kilogram) | R / kg	770,182
Exchange rates (in ZAR per USD) | R / $	15.0
Inflation rate - South Africa	6.00%
Nominal discount rate	13.30%
Life-of-mine	8 years
Recoverable amount	R 3,905
Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	R 3,642
Weighted average gold price (in ZAR per kilogram) | R / kg	764,176
Exchange rates (in ZAR per USD) | R / $	15.0
Inflation rate - South Africa	6.00%
Nominal discount rate	13.50%
Life-of-mine	9 years
Recoverable amount	R 2,815
Beatrix
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	R 1,293
Weighted average gold price (in ZAR per kilogram) | R / kg	816,271
Exchange rates (in ZAR per USD) | R / $	15.0
Inflation rate - South Africa	6.00%
Nominal discount rate	11.50%
Life-of-mine	4 years
Recoverable amount	R 210
Rand Refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	0	0	(120)
Other reversal of impairment	0	120	0
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	(5,148)	(1)	(6)
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	0	0	(54)
Investment in equity-accounted investee
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	0	0	(14)
Total (impairments)/reversal of impairments	R 0	120	R (12)
Investment in equity-accounted investee | Rand Refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Other reversal of impairment		R 120